Gains Losses On Financial Assets At Fair Value Through Profit Or Loss Details of gains or losses related to financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Gains on financial assets held for trading	₩ 6,123	₩ 185,786	₩ 171,137
Gains (losses) of financial assets designated at FVTPL	(110,950)	(71,399)	69,205
Total	₩ (104,827)	₩ 114,387	₩ 240,342